Volkswagen Auto Loan Enhanced Trust 2013-2	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-30-2016	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		1/18/2017
2	Payment Date		1/20/2017
3	Collection Period	12/1/2016	12/30/2016	30
4	Monthly Interest Period - Actual/360	12/20/2016	1/19/2017	31
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	304,000,000.00	—	—	—	—
7	Class A-2 Notes	502,000,000.00	—	—	—	—
8	Class A-3 Notes	530,000,000.00	69,603,624.76	19,248,631.69	50,354,993.07	0.0950094
9	Class A-4 Notes	164,000,000.00	164,000,000.00	—	164,000,000.00	1.0000000

10	Total Securities	$1,500,000,000.00	$233,603,624.76	$19,248,631.69	$214,354,993.07

11	Overcollateralization	46,393,069.13	46,393,069.13		46,393,069.13

12	Adjusted Pool Balance	$1,546,393,069.13	$279,996,693.89	$19,248,631.69	$260,748,062.20

13	YSOC	47,789,424.87	6,095,809.76		5,558,416.23

14	Net Pool Balance	$1,594,182,494.00	$286,092,503.65	$19,248,631.69	$266,306,478.43

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.42000%	—	—	—	—
17	Class A-3 Notes	0.70000%	40,602.11	0.0766078	19,289,233.80	36.3947808
18	Class A-4 Notes	1.16000%	158,533.33	0.9666666	158,533.33	0.9666666

	Total Securities		199,135.44		19,447,767.13

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					12,947,463.97
20	Scheduled Interest Payments Received					572,000.11
21	Prepayments of Principal Received					6,441,700.96
22	Liquidation Proceeds					53,027.54
23	Recoveries Received					601,371.94
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					20,615,564.52

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					2,395.24

28	Total Available Funds, prior to Servicer Advances					20,617,959.76

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					20,617,959.76

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					20,617,959.76

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					238,410.42
35	Class A Noteholder Interest (Item 50)					199,135.44
36	Principal Distribution Amount (Item 75)					19,248,631.69
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					931,782.21

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	238,410.42	—	238,410.42

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	40,602.11	—	40,602.11
45	Class A-4 Interest	158,533.33	—	158,533.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	199,135.44	—	199,135.44

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			279,996,693.89
52	Beginning Net Pool Balance		286,092,503.65
53	Receipts of Scheduled Principal		(12,947,463.97)
54	Receipts of Prepaid Principal		(6,441,700.96)
55	Liquidation Proceeds		(53,027.54)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(343,832.75)

59	Ending Net Pool Balance		266,306,478.43
60	Yield Supplement Overcollateralization Amount		5,558,416.23

61	Adjusted Pool Balance		260,748,062.20
62	Less: Adjusted Pool Balance - End of Collection Period			260,748,062.20

63	Calculated Principal Distribution Amount			19,248,631.69

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			20,617,959.76
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			238,410.42
67	Less: Interest Paid to Noteholders (Item 35)			199,135.44
68	Less: Calculated Principal Distribution (Item 63)			19,248,631.69

69	Equals: Remaining Available Funds before Servicer Advance			931,782.21
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			931,782.21
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			19,248,631.69

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,731,965.35, and (b) the aggregate note balance)			7,731,965.35
81	Initial Reserve Account Balance			1,546,393.07
82	Beginning Reserve Account Balance			7,731,965.35
83	Plus: Net Investment Income for the Collection Period			2,395.24

84	Subtotal: Reserve Fund Available for Distribution			7,734,360.59
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			7,734,360.59
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			2,395.24

89	Equals: Ending Reserve Account Balance			7,731,965.35

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,594,182,494	266,306,478
92	Number of Current Contracts		65,070	32,103
93	Weighted Average Loan Rate		2.55%	2.45%
94	Average Remaining Term		56.9	21.8
95	Average Original Term		64.1	66.6
96	Monthly Prepayment Rate			1.20%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		31	396,860.29
98	Liquidation Proceeds on Related Vehicles			53,027.54
99	Recoveries Received on Receivables Previously Charged Off			601,371.94

100	Net Principal Losses for Current Collection Period		31	(257,539.19)

101	Beginning Net Principal Losses		820	10,239,526.84
102	Net Principal Losses for Current Collection Period		31	(257,539.19)

103	Cumulative Net Principal Losses		851	9,981,987.65

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,594,182,494)			0.63%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.33%	31,710	261,847,552.05
106	31 - 60 Days Delinquent	1.27%	304	3,377,349.02
107	61 - 90 Days Delinquent	0.41%	89	1,081,577.36

108	Total	100.00%	32,103	266,306,478.43

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month

VW CREDIT, INC., as Servicer